Condensed Financial Information of the Parent Company (Details) - Schedule of parent company balance sheets (Parentheticals) - Parent [Member] - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	450,000,000	450,000,000
Common stock, shares issued	21,149,425	20,000,000
Common stock, shares outstanding	21,149,425	20,000,000
Preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	50,000,000	50,000,000
Preferred shares, shares issued	750,000	750,000
Preferred shares, shares outstanding	750,000	750,000